Intangible Assets (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at the beginning	€ 935	€ 1,228	€ 1,543
Increases	(165)	(293)	(314)
Decreases	1
Balance at the end	770	935	1,228
Depreciation expenses	200	300	300
Gross
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at the beginning	3,674	3,674	3,646
Increases	53	1	29
Decreases	(10)
Balance at the end	3,717	3,674	3,674
Amortization and impairment
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at the beginning	(2,739)	(2,446)	(2,103)
Increases	(217)	(293)	(343)
Decreases	10
Balance at the end	(2,947)	(2,739)	(2,446)
Library of compounds | Gross
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at the beginning	2,142	2,142	2,142
Balance at the end	2,142	2,142	2,142
Library of compounds | Amortization and impairment
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at the beginning	(1,322)	(1,157)	(993)
Increases	(165)	(165)	(165)
Balance at the end	(1,487)	(1,322)	(1,157)
Software licenses | Gross
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at the beginning	1,533	1,532	1,504
Increases	53	1	29
Decreases	(10)
Balance at the end	1,575	1,533	1,532
Software licenses | Amortization and impairment
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at the beginning	(1,417)	(1,289)	(1,110)
Increases	(53)	(129)	(179)
Decreases	10
Balance at the end	€ (1,460)	€ (1,417)	€ (1,289)